UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5567

Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2006 (Unaudited)	Colonial Intermediate High Income Fund

		Par ($)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 117.6%
BASIC MATERIALS – 9.7%
Chemicals – 5.9%
Agricultural Chemicals – 1.6%
IMC Global, Inc.
	10.875% 08/01/13	310,000		357,662
Terra Capital, Inc.
	12.875% 10/15/08	420,000		484,050
UAP Holding Corp.
	(a) 07/15/12 (10.750% 01/15/08)	295,000		263,288
United Agri Products
	8.250% 12/15/11	121,000		127,353
				1,232,353
Chemicals-Diversified – 3.7%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	215,000		241,338
EquiStar Chemicals LP
	10.625% 05/01/11	315,000		340,200
Huntsman International LLC
	7.875% 01/01/15(b)	310,000		313,100
Huntsman LLC
	11.500% 07/15/12	115,000		131,100
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	EUR	220,000	258,328
	8.500% 02/15/16(b)	265,000		261,687
Innophos Investments Holdings, Inc.
	PIK,
	12.749% 02/15/15(b)(c)	198,535		192,578
Lyondell Chemical Co.
	9.625% 05/01/07	390,000		403,650
NOVA Chemicals Corp.
	6.500% 01/15/12	460,000		443,325
	7.561% 11/15/13(c)	205,000		208,844
				2,794,150
Chemicals-Specialty – 0.6%
Rhodia SA
	8.875% 06/01/11	416,000		430,040
				430,040
Chemicals Total				4,456,543
Forest Products & Paper – 3.1%
Paper & Related Products – 3.1%
Abitibi-Consolidated, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.375% 04/01/15	260,000	245,700
Boise Cascade LLC
	7.125% 10/15/14	190,000	181,925
	7.475% 10/15/12(c)	315,000	315,000
Buckeye Technologies, Inc.
	8.500% 10/01/13	60,000	61,050
Caraustar Industries, Inc.
	9.875% 04/01/11	235,000	247,338
Georgia-Pacific Corp.
	8.000% 01/15/24	530,000	530,000
Neenah Paper, Inc.
	7.375% 11/15/14	130,000	120,250
Newark Group, Inc.
	9.750% 03/15/14	200,000	176,000
NewPage Corp.
	10.000% 05/01/12	250,000	261,875
Norske Skog
	8.625% 06/15/11	190,000	189,050
			2,328,188
Forest Products & Paper Total			2,328,188
Iron/Steel – 0.5%
Steel-Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	160,000	167,600
			167,600
Steel-Specialty – 0.3%
UCAR Finance, Inc.
	10.250% 02/15/12	215,000	228,975
			228,975
Iron/Steel Total			396,575
Metals & Mining – 0.2%
Mining Services – 0.2%
Hudson Bay Mining & Smelting Co., Ltd.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Mining Services – (continued)
	9.625% 01/15/12	105,000	114,188
			114,188
Metals & Mining Total			114,188
BASIC MATERIALS TOTAL			7,295,494
COMMUNICATIONS – 25.3%
Media – 9.7%
Broadcast Services/Programs – 0.3%
Fisher Communications, Inc.
	8.625% 09/15/14	190,000	199,738
			199,738
Cable TV – 4.3%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	390,000	362,700
Charter Communications Holdings II LLC
	10.250% 09/15/10	320,000	318,400
Charter Communications Holdings LLC
	9.920% 04/01/14(b)	1,210,000	629,200
CSC Holdings, Inc.
	7.000% 04/15/12(b)	525,000	510,562
	7.625% 04/01/11	380,000	383,800
EchoStar DBS Corp.
	6.625% 10/01/14	470,000	457,075
Insight Midwest LP
	9.750% 10/01/09	275,000	284,281
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(b)(d)	435,000	42,413
Telenet Group Holding NV
	(a) 06/15/14 (11.500% 12/15/08)(b)	368,000	304,980
			3,293,411
Multimedia – 1.5%
Advanstar Communications, Inc.
	15.000% 10/15/11	310,000	325,112
Haights Cross Operating Co.
	11.750% 08/15/11	120,000	127,200
Lamar Media Corp.
	6.625% 08/15/15	310,000	311,550
Quebecor Media, Inc.
	7.750% 03/15/16(b)	330,000	340,725
			1,104,587

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Newspapers – 0.4%
Hollinger, Inc.
	11.875% 03/01/11(b)	122,000	122,000
	12.875% 03/01/11	177,000	184,744
			306,744
Publishing-Periodicals – 2.6%
Dex Media West LLC
	9.875% 08/15/13	624,000	691,860
Dex Media, Inc.
	(a) 11/15/13 (9.000% 11/15/08)	250,000	209,375
PriMedia, Inc.
	8.000% 05/15/13	500,000	447,500
RH Donnelley Corp.
	8.875% 01/15/16(b)	290,000	302,325
WDAC Subsidiary Corp.
	8.375% 12/01/14(b)	310,000	306,125
			1,957,185
Television – 0.6%
LIN Television Corp.
	6.500% 05/15/13	135,000	129,600
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	345,000	362,250
			491,850
Media Total			7,353,515
Telecommunication Services – 15.6%
Cellular Telecommunications – 5.8%
American Cellular Corp.
	10.000% 08/01/11	135,000	146,981
Digicel Ltd.
	9.250% 09/01/12(b)	340,000	359,125
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	400,000	424,000
	9.875% 11/01/12	255,000	278,587
Horizon PCS, Inc.
	11.375% 07/15/12	190,000	218,025
iPCS Escrow Co.
	11.500% 05/01/12	170,000	194,225
Nextel Communications, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	7.375% 08/01/15	315,000	333,493
Nextel Partners, Inc.
	8.125% 07/01/11	390,000	413,400
Rogers Cantel, Inc.
	9.750% 06/01/16	385,000	473,550
Rogers Wireless, Inc.
	8.000% 12/15/12	225,000	241,313
Rural Cellular Corp.
	8.250% 03/15/12	320,000	338,000
	9.750% 01/15/10	65,000	66,463
	10.430% 11/01/12(b)(c)	285,000	297,112
US Unwired, Inc.
	10.000% 06/15/12	500,000	566,264
			4,350,538
Satellite Telecommunications – 2.0%
Inmarsat Finance II PLC
	(a) 11/15/12 (10.375% 11/15/08)	460,000	387,550
Intelsat Bermuda Ltd.
	8.250% 01/15/13(b)	640,000	655,200
PanAmSat Corp.
	9.000% 08/15/14	226,000	238,995
Zeus Special Subsidiary Ltd.
	(a) 02/01/15 (9.250% 02/01/10)(b)(c)	330,000	227,700
			1,509,445
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29	360,000	302,400
			302,400
Telecommunication Services – 1.2%
Syniverse Technologies, Inc.
	7.750% 08/15/13	260,000	262,600
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	195,000	210,356
Time Warner Telecom, Inc.
	10.125% 02/01/11	425,000	447,313
			920,269
Telephone-Integrated – 5.1%
Axtel SA de CV

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
	11.000% 12/15/13	166,000	190,900
Cincinnati Bell, Inc.
	7.000% 02/15/15	585,000	582,075
Citizens Communications Co.
	9.000% 08/15/31	505,000	539,087
Qwest Capital Funding, Inc.
	6.875% 07/15/28	710,000	654,975
Qwest Communications International, Inc.
	7.500% 02/15/14	440,000	452,100
Qwest Corp.
	7.500% 06/15/23	505,000	510,050
	8.875% 03/15/12	630,000	707,175
US LEC Corp.
	12.716% 10/01/09(c)	225,000	244,125
			3,880,487
Wireless Equipment – 1.1%
American Towers, Inc.
	7.250% 12/01/11	335,000	350,913
SBA Telecommunications, Inc.
	(a) 12/15/11 (9.750% 12/15/07)	492,000	464,940
			815,853
Telecommunication Services Total			11,778,992
COMMUNICATIONS TOTAL			19,132,507
CONSUMER CYCLICAL – 21.5%
Airlines – 0.6%
Airlines – 0.6%
Continental Airlines, Inc.
	7.568% 12/01/06	475,000	472,625
			472,625
Airlines Total			472,625
Apparel – 1.8%
Apparel Manufacturers – 1.8%
Broder Brothers Co.
	11.250% 10/15/10	300,000	299,250
Levi Strauss & Co.
	9.750% 01/15/15	550,000	585,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Apparel Manufacturers – (continued)
Phillips-Van Heusen Corp.
	7.250% 02/15/11	370,000	379,250
	8.125% 05/01/13	60,000	63,900
			1,328,150
Apparel Total			1,328,150
Auto Manufacturers – 0.7%
Auto-Cars/Light Trucks – 0.3%
General Motors Corp.
	8.375% 07/15/33	265,000	186,825
			186,825
Auto-Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp.
	7.500% 06/15/11	330,000	332,475
			332,475
Auto Manufacturers Total			519,300
Auto Parts & Equipment – 2.1%
Auto/Truck Parts & Equipment-Original – 0.5%
TRW Automotive, Inc.
	9.375% 02/15/13	300,000	326,250
			326,250
Auto/Truck Parts & Equipment-Replacement – 0.7%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	310,000	308,450
Rexnord Corp.
	10.125% 12/15/12	200,000	219,500
			527,950
Rubber-Tires – 0.9%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	695,000	698,475
			698,475
Auto Parts & Equipment Total			1,552,675
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
Buhrmann US, Inc.
	7.875% 03/01/15	180,000	180,000
			180,000
Distribution/Wholesale Total			180,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 1.9%
Gambling (Non-Hotel) – 0.5%
Global Cash Access LLC
	8.750% 03/15/12	332,000	356,485
			356,485
Music – 0.8%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	260,000	261,950
Warner Music Group
	7.375% 04/15/14	390,000	391,950
			653,900
Resorts/Theme Parks – 0.6%
Six Flags, Inc.
	9.625% 06/01/14	430,000	438,062
			438,062
Entertainment Total			1,448,447
Home Builders – 1.4%
Building-Residential/Commercial – 1.4%
D.R. Horton, Inc.
	9.750% 09/15/10	415,000	473,100
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	310,000	292,175
	8.875% 04/01/12	170,000	178,075
Standard Pacific Corp.
	7.000% 08/15/15	55,000	50,463
	9.250% 04/15/12	90,000	92,362
			1,086,175
Home Builders Total			1,086,175
Home Furnishings – 0.4%
Home Furnishings – 0.4%
WII Components, Inc.
	10.000% 02/15/12	260,000	260,000
			260,000
Home Furnishings Total			260,000
Leisure Time – 0.7%
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 07/01/14	245,000	246,837
			246,837

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – 0.4%
Town Sports International, Inc.
	(a) 02/01/14 (11.000% 02/01/09)	395,000	284,400
			284,400
Leisure Time Total			531,237
Lodging – 8.4%
Casino Hotels – 8.0%
CCM Merger, Inc.
	8.000% 08/01/13(b)	480,000	481,200
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	335,000	345,050
	8.060% 11/15/12(b)(c)	275,000	282,563
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	355,000	380,738
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	761,933	609,546
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	290,000	300,875
Greektown Holdings LLC
	10.750% 12/01/13(b)	385,000	387,406
Hard Rock Hotel, Inc.
	8.875% 06/01/13	520,000	564,200
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	325,000	342,875
Kerzner International Ltd.
	6.750% 10/01/15	475,000	471,437
MGM Mirage
	6.000% 10/01/09	270,000	267,975
	6.750% 09/01/12	480,000	486,000
	8.500% 09/15/10	115,000	124,200
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	210,000	208,950
Station Casinos, Inc.
	6.000% 04/01/12	390,000	388,050
Wynn Las Vegas LLC
	6.625% 12/01/14	450,000	444,375
			6,085,440

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hotels & Motels – 0.4%
Hilton Hotels Corp.
	7.500% 12/15/17	260,000	286,807
			286,807
Lodging Total			6,372,247
Retail – 3.0%
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	320,000	321,600
			321,600
Retail-Drug Stores – 0.3%
Rite Aid Corp.
	7.500% 01/15/15	270,000	260,213
			260,213
Retail-Home Furnishings – 0.6%
Tempur-Pedic, Inc.
	10.250% 08/15/10	382,000	411,127
			411,127
Retail-Propane Distributors – 1.1%
AmeriGas Partners LP
	7.125% 05/20/16	240,000	242,400
Ferrellgas Partners LP
	8.750% 06/15/12	300,000	303,750
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(b)	240,000	244,800
			790,950
Retail-Restaurants – 0.4%
Landry’s Restaurants, Inc.
	7.500% 12/15/14	305,000	295,469
			295,469
Retail-Video Rental – 0.2%
Movie Gallery, Inc.
	11.000% 05/01/12	250,000	163,750
			163,750
Retail Total			2,243,109
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(b)	235,000	250,275
			250,275
Textiles Total			250,275
CONSUMER CYCLICAL TOTAL			16,244,240
CONSUMER NON-CYCLICAL – 17.8%
Agriculture – 0.3%
Tobacco – 0.3%
Alliance One International, Inc.
	11.000% 05/15/12	265,000	250,425
			250,425
Agriculture Total			250,425
Beverages – 0.4%
Beverages-Wine/Spirits – 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	245,000	257,556
			257,556
Beverages Total			257,556
Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	340,000	358,700
			358,700
Biotechnology Total			358,700
Commercial Services – 5.4%
Commercial Services – 0.6%
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	356,125
Mac-Gray Corp.
	7.625% 08/15/15	90,000	91,800
			447,925
Commercial Services-Finance – 0.3%
Dollar Financial Group, Inc.
	9.750% 11/15/11	190,000	199,975
			199,975
Consulting Services – 0.3%
FTI Consulting, Inc.
	7.625% 06/15/13	200,000	210,000
			210,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – 0.6%
Service Corp. International/US
	7.700% 04/15/09	405,000	424,238
			424,238
Printing-Commercial – 0.5%
Sheridan Group
	10.250% 08/15/11	210,000	217,350
Vertis, Inc.
	13.500% 12/07/09(b)	240,000	201,600
			418,950
Private Corrections – 0.9%
Corrections Corp. of America
	6.250% 03/15/13	360,000	358,200
GEO Group, Inc.
	8.250% 07/15/13	355,000	359,437
			717,637
Rental Auto/Equipment – 2.2%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	350,000	367,062
Hertz Corp.
	8.875% 01/01/14(b)	330,000	344,850
NationsRent, Inc.
	9.500% 10/15/10	435,000	476,325
United Rentals North America, Inc.
	6.500% 02/15/12	295,000	293,525
	7.750% 11/15/13	150,000	150,375
			1,632,137
Commercial Services Total			4,050,862
Cosmetics/Personal Care – 0.8%
Cosmetics & Toiletries – 0.8%
DEL Laboratories, Inc.
	8.000% 02/01/12	290,000	237,800
Elizabeth Arden, Inc.
	7.750% 01/15/14	360,000	370,800
			608,600
Cosmetics/Personal Care Total			608,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.9%
Food-Confectionery – 0.2%
Merisant Co.
	9.500% 07/15/13	215,000	134,913
Merisant Worldwide, Inc.
	(a) 05/15/14 12.250% 11/15/08)	360,000	58,500
			193,413
Food-Miscellaneous/Diversified – 1.4%
Dole Food Co., Inc.
	8.625% 05/01/09	372,000	379,440
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	470,000	460,600
Reddy Ice Holdings, Inc.
	(a) 11/01/12 (10.500% 11/01/08)	230,000	186,300
			1,026,340
Food-Retail – 0.3%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	220,000	222,200
			222,200
Food Total			1,441,953
Healthcare Services – 3.5%
Dialysis Centers – 0.4%
DaVita, Inc.
	7.250% 03/15/15	325,000	331,500
			331,500
Medical-HMO – 0.5%
Coventry Health Care, Inc.
	8.125% 02/15/12	340,000	358,700
			358,700
Medical-Hospitals – 1.4%
HCA, Inc.
	7.875% 02/01/11	370,000	395,434
Tenet Healthcare Corp.
	9.875% 07/01/14	630,000	644,962
			1,040,396
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	205,000	176,813
			176,813

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
MRI/Medical Diagnostic Imaging – 0.3%
MedQuest, Inc.
	11.875% 08/15/12	145,000	111,650
MQ Associates, Inc.
	(a) 08/15/12 (12.250% 08/15/08)	405,000	84,038
			195,688
Physician Practice Management – 0.7%
US Oncology Holdings, Inc.
	9.264% 03/15/15(c)	145,000	145,362
US Oncology, Inc.
	9.000% 08/15/12	390,000	417,300
			562,662
Healthcare Services Total			2,665,759
Household Products/Wares – 2.0%
Consumer Products-Miscellaneous – 1.7%
Amscan Holdings, Inc.
	8.750% 05/01/14	320,000	276,800
Jostens IH Corp.
	7.625% 10/01/12	300,000	305,250
Playtex Products, Inc.
	9.375% 06/01/11	350,000	367,062
Scotts Miracle-Gro Co., Class A
	6.625% 11/15/13	330,000	336,600
			1,285,712
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	270,000	251,775
			251,775
Household Products/Wares Total			1,537,487
Pharmaceuticals – 3.0%
Medical-Drugs – 1.0%
Elan Finance PLC
	7.750% 11/15/11	505,000	467,756
Warner Chilcott Corp.
	9.000% 02/01/15(b)	270,000	267,300
			735,056

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Generic Drugs – 0.6%
Mylan Laboratories, Inc.
	6.375% 08/15/15	445,000	451,675
			451,675
Medical-Wholesale Drug Distribution – 0.8%
AmerisourceBergen Corp.
	5.875% 09/15/15(b)	225,000	226,969
Nycomed A/S
	PIK,
	11.750% 09/15/13(b)	322,321	399,608
			626,577
Pharmacy Services – 0.2%
Omnicare, Inc.
	6.750% 12/15/13	170,000	172,550
			172,550
Vitamins & Nutrition Products – 0.4%
NBTY, Inc.
	7.125% 10/01/15(b)	265,000	251,088
			251,088
Pharmaceuticals Total			2,236,946
CONSUMER NON-CYCLICAL TOTAL			13,408,288
ENERGY – 11.8%
Coal – 1.3%
Coal – 1.3%
Arch Western Finance LLC
	6.750% 07/01/13	415,000	417,075
Massey Energy Co.
	6.875% 12/15/13(b)	535,000	537,675
			954,750
Coal Total			954,750
Oil & Gas – 4.1%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
	7.375% 07/15/14	220,000	235,400
			235,400
Oil Companies-Exploration & Production – 3.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	145,000	145,000
	7.500% 06/15/14	370,000	394,050
Compton Petroleum Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
	7.625% 12/01/13	310,000	316,200
Delta Petroleum Corp.
	7.000% 04/01/15	200,000	193,500
Forest Oil Corp.
	8.000% 12/15/11	220,000	240,350
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	283,000	305,994
Pogo Producing Co.
	6.625% 03/15/15	225,000	225,562
Whiting Petroleum Corp.
	7.250% 05/01/12	450,000	452,250
			2,272,906
Oil Refining & Marketing – 0.8%
Premcor Refining Group, Inc.
	7.500% 06/15/15	235,000	250,275
Tesoro Corp.
	6.625% 11/01/15(b)	325,000	328,250
			578,525
Oil & Gas Total			3,086,831
Oil & Gas Services – 0.8%
Oil-Field Services – 0.8%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(b)	365,000	363,175
Newpark Resources, Inc.
	8.625% 12/15/07	270,000	270,338
			633,513
Oil & Gas Services Total			633,513
Pipelines – 5.6%
Pipelines – 5.6%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	235,000	242,638
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	460,000	478,400
El Paso Corp.
	7.625% 09/01/08(b)	215,000	219,031
Northwest Pipeline Corp.
	8.125% 03/01/10	130,000	137,963

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	410,000	409,487
Sonat, Inc.
	7.625% 07/15/11	1,350,000	1,404,000
Southern Natural Gas Co.
	8.875% 03/15/10	250,000	267,187
Williams Companies, Inc.
	6.375% 10/01/10(b)	860,000	871,825
	8.125% 03/15/12	165,000	181,500
			4,212,031
Pipelines Total			4,212,031
ENERGY TOTAL			8,887,125
FINANCIALS – 5.8%
Diversified Financial Services – 5.2%
Finance-Auto Loans – 2.3%
Ford Motor Credit Co.
	7.375% 02/01/11	500,000	451,271
General Motors Acceptance Corp.
	6.875% 09/15/11(d)	405,000	364,418
	8.000% 11/01/31(d)	990,000	905,850
			1,721,539
Finance-Investment Banker/Broker – 1.6%
E*Trade Financial Corp.
	8.000% 06/15/11	365,000	384,163
LaBranche & Co., Inc.
	11.000% 05/15/12	775,000	862,187
			1,246,350
Special Purpose Entity – 1.3%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(b)	980,000	1,002,050
			1,002,050
Diversified Financial Services Total			3,969,939
Real Estate Investment Trusts – 0.2%
REITS-Hotels – 0.2%
Host Marriott LP
	6.375% 03/15/15	145,000	145,362
			145,362
Real Estate Investment Trusts Total			145,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.4%
Savings & Loans/Thrifts-Western US – 0.4%
Western Financial Bank
	9.625% 05/15/12	255,000	286,876
			286,876
Savings & Loans Total			286,876
FINANCIALS TOTAL			4,402,177
INDUSTRIALS – 18.6%
Aerospace & Defense – 2.4%
Aerospace/Defense-Equipment – 1.9%
Argo-Tech Corp.
	9.250% 06/01/11	285,000	302,100
BE Aerospace, Inc.
	8.500% 10/01/10	375,000	401,250
Sequa Corp.
	8.875% 04/01/08	185,000	194,250
	9.000% 08/01/09	160,000	172,000
Standard Aero Holdings, Inc.
	8.250% 09/01/14	140,000	123,550
TransDigm, Inc.
	8.375% 07/15/11	250,000	261,875
			1,455,025
Electronics-Military – 0.5%
L-3 Communications Corp.
	5.875% 01/15/15	75,000	72,375
	6.375% 10/15/15	285,000	285,000
			357,375
Aerospace & Defense Total			1,812,400
Building Materials – 0.9%
Building & Construction Products-Miscellaneous – 0.5%
Nortek, Inc.
	8.500% 09/01/14	200,000	199,000
NTK Holdings, Inc.
	(a) 03/01/14 (10.750% 09/01/09)	295,000	205,025
			404,025
Building Products-Cement/Aggregation – 0.4%
RMCC Acquisition Co.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building Products-Cement/Aggregation – (continued)
	9.500% 11/01/12(b)	265,000	270,300
			270,300
Building Materials Total			674,325
Electronics – 0.7%
Electronic Components-Miscellaneous – 0.7%
Flextronics International Ltd.
	6.250% 11/15/14	305,000	303,475
Sanmina-SCI Corp.
	6.750% 03/01/13	200,000	192,500
			495,975
Electronics Total			495,975
Engineering & Construction – 0.7%
Building & Construction-Miscellaneous – 0.7%
J. Ray McDermott SA
	11.500% 12/15/13(b)	445,000	529,550
			529,550
Engineering & Construction Total			529,550
Environmental Control – 1.7%
Non-Hazardous Waste Disposal – 1.5%
Allied Waste North America, Inc.
	7.250% 03/15/15	225,000	230,062
	7.875% 04/15/13	590,000	616,550
Waste Services, Inc.
	9.500% 04/15/14	305,000	311,100
			1,157,712
Recycling – 0.2%
Aleris International, Inc.
	9.000% 11/15/14	120,000	126,300
			126,300
Environmental Control Total			1,284,012
Machinery-Construction & Mining – 0.2%
Machinery-Construction & Mining – 0.2%
Terex Corp.
	7.375% 01/15/14	180,000	184,050
			184,050
Machinery-Construction & Mining Total			184,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – 0.9%
Machinery-General Industry – 0.6%
Douglas Dynamics LLC
	7.750% 01/15/12(b)	290,000	279,850
Manitowoc Co., Inc.
	7.125% 11/01/13	165,000	169,950
			449,800
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.
	8.875% 11/01/13	255,000	268,388
			268,388
Machinery-Diversified Total			718,188
Metal Fabricate/Hardware – 1.1%
Metal Processors & Fabrication – 0.8%
Mueller Group, Inc.
	10.000% 05/01/12	225,000	246,094
Mueller Holdings, Inc.
	(a) 04/15/14 (14.750% 04/15/09)	270,000	215,325
TriMas Corp.
	9.875% 06/15/12	205,000	180,912
			642,331
Metal Products-Fasteners – 0.3%
FastenTech, Inc.
	11.500% 05/01/11	230,000	220,225
			220,225
Metal Fabricate/Hardware Total			862,556
Miscellaneous Manufacturing – 2.6%
Diversified Manufacturing Operators – 2.2%
Bombardier, Inc.
	6.300% 05/01/14(b)	640,000	579,200
J.B. Poindexter & Co.
	8.750% 03/15/14	270,000	219,375
Koppers Industries, Inc.
	9.875% 10/15/13	360,000	394,200
Trinity Industries, Inc.
	6.500% 03/15/14	445,000	445,000
			1,637,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Miscellaneous Manufacturing – 0.4%
Samsonite Corp.
	8.875% 06/01/11	295,000	311,225
			311,225
Miscellaneous Manufacturing Total			1,949,000
Packaging & Containers – 3.8%
Containers-Metal/Glass – 2.0%
Crown Americas LLC
	7.750% 11/15/15(b)	410,000	427,425
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	900,000	940,500
Owens-Illinois, Inc.
	7.500% 05/15/10	140,000	142,800
			1,510,725
Containers-Paper/Plastic – 1.8%
Consolidated Container Co., LLC
	(a) 06/15/09 (10.750% 06/15/07)	240,000	207,600
Jefferson Smurfit Corp.
	8.250% 10/01/12	450,000	439,875
	PIK,
	11.500% 10/01/15(b)	253,615	305,358
MDP Acquisitions PLC
	9.625% 10/01/12	365,000	385,075
			1,337,908
Packaging & Containers Total			2,848,633
Transportation – 3.6%
Transportation-Marine – 1.6%
Ship Finance International Ltd.
	8.500% 12/15/13	670,000	631,475
Stena AB
	7.500% 11/01/13	555,000	545,981
			1,177,456
Transportation-Railroad – 0.7%
TFM SA de CV
	9.375% 05/01/12	375,000	414,375
	12.500% 06/15/12	100,000	113,000
			527,375
Transportation-Services – 1.0%
CHC Helicopter Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – (continued)
	7.375% 05/01/14	450,000	461,250
Petroleum Helicopters, Inc.
	9.375% 05/01/09	320,000	336,400
			797,650
Transportation-Trucks – 0.3%
QDI LLC
	9.000% 11/15/10	225,000	198,000
			198,000
Transportation Total			2,700,481
INDUSTRIALS TOTAL			14,059,170
TECHNOLOGY – 0.7%
Office/Business Equipment – 0.5%
Office Automation & Equipment – 0.5%
Xerox Corp.
	7.125% 06/15/10	330,000	341,550
			341,550
Office/Business Equipment Total			341,550
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.
	9.250% 02/15/08	150,000	151,875
			151,875
Semiconductors Total			151,875
TECHNOLOGY TOTAL			493,425
UTILITIES – 6.4%
Electric – 6.4%
Electric-Generation – 1.6%
AES Corp.
	9.000% 05/15/15(b)	110,000	120,450
	9.500% 06/01/09	460,000	499,675
Edison Mission Energy
	7.730% 06/15/09	585,000	606,938
			1,227,063
Electric-Integrated – 1.8%
CMS Energy Corp.
	6.875% 12/15/15	200,000	204,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
	8.500% 04/15/11	125,000	136,563
Nevada Power Co.
	9.000% 08/15/13	120,000	132,744
	10.875% 10/15/09	221,000	239,785
Sierra Pacific Resources
	6.750% 08/15/17(b)	355,000	355,887
TECO Energy, Inc.
	7.000% 05/01/12	255,000	268,387
			1,337,866
Independent Power Producer – 3.0%
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	299,250
	7.125% 05/15/18	140,000	135,800
	9.875% 07/15/10(b)	360,000	394,200
Mirant North America LLC
	7.375% 12/31/13(b)	480,000	493,200
MSW Energy Holdings LLC
	7.375% 09/01/10	170,000	175,950
	8.500% 09/01/10	325,000	347,750
NRG Energy, Inc.
	7.250% 02/01/14	210,000	214,200
	7.375% 02/01/16	200,000	205,500
			2,265,850
Electric Total			4,830,779
UTILITIES TOTAL			4,830,779
	Total Corporate Fixed-Income Bonds & Notes (cost of $88,613,466)		88,753,204

		Shares	Value ($)
Preferred Stocks – 2.6%
COMMUNICATIONS – 1.0%
Media – 1.0%
Radio – 1.0%
Spanish Broadcasting System, Inc.
	PIK,
	10.750%	692	747,360
			747,360
Media Total			747,360
COMMUNICATIONS TOTAL			747,360
FINANCIALS – 1.6%
Real Estate Investment Trusts – 1.6%
REITS - Diversified – 1.6%
iStar Financial, Inc.	7.800%	13,000	325,000
	7.875%	15,007	374,237

Sovereign Real Estate Investment Corp.	12.000%(b)	365,000	532,900
			1,232,137
Real Estate Investment Trusts Total			1,232,137
FINANCIALS TOTAL			1,232,137
	Total Preferred Stocks (cost of $1,966,480)		1,979,497

		Shares	Value ($)
Common Stocks – 1.0%
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
	Shreveport Gaming Holdings, Inc. (e)	4,862	41,327
Hotels, Restaurants & Leisure Total			41,327
CONSUMER DISCRETIONARY TOTAL			41,327
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (e)(f)(g)	8,000	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS – 0.1%
Chemicals – 0.1%
	Lyondell Chemical Co.	5,000	104,600
Chemicals Total			104,600
MATERIALS TOTAL			104,600
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.3%
	NTL, Inc. (e)	2,942	193,731
Diversified Telecommunication Services Total			193,731
Wireless Telecommunication Services – 0.2%
	Sprint Nextel Corp.	7,853	188,707
Wireless Telecommunication Services Total			188,707
TELECOMMUNICATION SERVICES TOTAL			382,438
UTILITIES – 0.3%
Independent Power Producers & Energy Traders – 0.3%
	Dynegy, Inc., Class A (e)	13,000	70,330
	Mirant Corp. (e)	4,780	117,588
Independent Power Producers & Energy Traders Total			187,918
UTILITIES TOTAL			187,918
	Total Common Stocks (cost of $852,412)		716,283

		Par ($)
Municipal Bond (Taxable) – 0.8%
CALIFORNIA – 0.8%
CA Cabazon Band Mission Indians

		Par ($)	Value ($)
Municipal Bond (Taxable) – (continued)
CALIFORNIA – (continued)
	13.000% 10/01/11(b)	575,000	577,081
	CALIFORNIA TOTAL		577,081
	Total Municipal Bond (Taxable) (cost of $575,000)		577,081
Convertible Bonds – 0.8%
COMMUNICATIONS – 0.8%
Telecommunication Services – 0.8%
Telecommunication Equipment – 0.8%
Nortel Networks Corp.
	4.250% 09/01/08	645,000	608,719
			608,719
	Telecommunication Services Total		608,719
	COMMUNICATIONS TOTAL		608,719
	Total Convertible Bonds (cost of $593,587)		608,719

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.
	Expires 03/15/10(b)(e)	600		15,600
				15,600
	Media Total			15,600
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.
	Expires 04/15/10(b)	525		5
				5
Telecommunication Services – 0.0%
Jazztel PLC
	Expires 07/15/10(e)(f)(g)	EUR	350	—
				—
	Telecommunication Services Total			5
	COMMUNICATIONS TOTAL			15,605
INDUSTRIALS – 0.0%
Metal Fabricate/Hardware – 0.0%
Metal Processors & Fabrication – 0.0%
Mueller Holdings, Inc.
	Expires 04/15/14(e)(f)	190		224
				224
	Metal Fabricate/Hardware Total			224

		Units	Value ($)
Warrants – (continued)
INDUSTRIALS – (continued)
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC
	Expires 01/15/07(b)(e)(f)	2,041	16,369
			16,369
	Transportation Total		16,369
	INDUSTRIALS TOTAL		16,593
	Total Warrants (cost of $97,124)		32,198

		Par ($)
Short-Term Obligation – 14.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note with maturing 01/15/09, market value of $10,796,179 (repurchase proceeds $10,581,305)	10,580,000	10,580,000
	Total Short-Term Obligation (cost of $10,580,000)		10,580,000

Total Investments – 136.8% (cost of $103,278,069)(h)(i)	103,246,982
Other Assets & Liabilities, Net – (36.8)%	(27,766,266)
Net Assets – 100.0%	75,480,716

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Step bond. This security is currently not paying coupon. Shown parenthetically are the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities, except for the following, amounted to $17,578,873 which represents 23.3% of net assets.

	Acquisition
Security	Date	Par/Units	Cost	Value

CA Cabazon Band Mission Indians	04/10/04	$575,000	$575,000	$577,081
13.000% 10/01/11 Hollinger, Inc.	09/30/04	122,000	122,000	122,000
QDI LLC	06/01/02	2,041	—	16,369
Ubiquitel, Inc.	04/11/00	525	26,600	5
				$715,455

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(d)   The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2006, the value of these securities amounted to $42,413, which represents 0.1% of net assets.

(e) Non-income producing.
(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g) Security has no value.
(h) Cost for federal income tax purposes is $103,400,560.
(i) Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Depreciation
$2,724,053		$(2,877,631)	$(153,578)

At February 28, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$581,332	$580,477	03/23/06	$(855)
EUR	363,055	362,263	03/31/06	(792)
				$(1,647)

Acronym	Name
EUR	Euro Currency
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006